Commitments and Contingencies (Details) $ in Thousands	Aug. 18, 2023 USD ($)	Aug. 18, 2023 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Commitments and Contingencies [Line Items]
Maintenance amount	$ 184	$ 245
Indemnities amounting			$ 1,988
Performance Guarantee [Member]
Commitments and Contingencies [Line Items]
Commitments totaling			8,409	$ 11,276	$ 8,141	$ 10,971
Executive Officer [Member]
Commitments and Contingencies [Line Items]
Indemnities amounting			$ 6,460	$ 8,663	$ 6,203	$ 8,359